Unit-Based Compensation - Series B units (Details) - USD ($)		9 Months Ended
	Jun. 18, 2024	Sep. 30, 2024	Jun. 30, 2024
Related Party Transactions
Unit-based compensation		$ 38,486
Increase in additional paid in capital		$ 38,486
Series B units
Related Party Transactions
Series B valued per unit		$ 0.11	$ 0.11
Taylor Frres Americas LLP ("TFA") | Series B units
Related Party Transactions
Percentage of outstanding series B units transfer		8.00%
Related party | Nacs LLC | NACS Settlement Agreement With Taylor Freres Americas, LLP | Taylor Frres Americas LLP ("TFA") | Series B units
Related Party Transactions
Percentage of equity interest transferred during the period	3.00%
Number of series B units transfer	349,871